INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of income tax expense (benefit)

	Year ended December 31,
	2022	2023	2024
Current tax expenses	$500,743	$157,701	$13,203
Deferred tax expenses	76,504	7,887	(83,110)
Total	$577,247	$165,588	$(69,907)

Schedule of deferred tax assets and liabilities

	December 31,
	2023	2024
Deferred tax assets:
Long-lived assets depreciation	$3,540	$4,748
Long-lived assets impairment	—	33,818
Inventory write - down	76	11,098
Allowance for expected credit loss	—	2,670
Donation expenses	66	63
Net operating loss carried forward	2,940	38,010
Sub-total	$6,622	$90,407
Valuation allowance	(1,238)	(3,678)
Total deferred tax assets	$5,384	$86,729

Deferred tax liabilities:
Long-lived assets depreciation	$(2,522)	$(2,133)
Difference in basis of buildings	(570)	(544)
Dividend withholding tax	(9,020)	—
Total deferred tax liabilities	$(12,112)	$(2,677)
Deferred tax assets, net	3,422	84,596
Deferred tax liabilities, net	$(10,150)	$(544)

Schedule of changes of valuation allowance

	Year ended December 31,
	2022	2023	2024
Beginning balance	$816	$1,060	$1,238
Addition	316	209	2,511
Foreign exchange effect	(72)	(31)	(71)
Ending Balance	$1,060	$1,238	$3,678

Schedule of effective income tax rate reconciliation

	Year ended December 31,
	2022	2023	2024
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of subsidiaries	(10)%	(11)%	(10)%
Effect of different reversal rate	—	—	2%
Changes in valuation allowance	—	—	(1)%
Different tax rate in other jurisdictions	1%	5%	(3)%
Dividend withholding tax	3%	1%	—
Effective tax rate	19%	20%	13%